Particulars of Subsidiaries and Equity Method Investee Which Principally Affect Consolidated Results of Operations and Financial Position (Parenthetical) (Detail)
In Thousands, unless otherwise specified
	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. CNY	Dec. 31, 2011 Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 31, 2010 Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 28, 2012 Direct Ownership Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 28, 2012 Yunnan Jianzhijia Holding Co., Ltd. Yunnan Jian Zhijia Chain Drugstore Ltd.	Dec. 31, 2012 Director of Yunnan Nepstar Yunnan Jianzhijia Holding Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest				40.00%	40.00%	40.00%
JZJ Holding's ownership interest in Yunnan Nepstar							60.00%
Percentage of beneficial interest								100.00%
Percentage of equity ownership sold			40.00%
Cash consideration from sale of equity method investment	$ 13,078	81,480	81,480